Warrant Liability	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Warrant Liability
13.	WARRANT LIABILITY

The share purchase warrants are classified as a warrant liability under the principles of IAS 39 - Financial Instruments Recognition and Measurement, as the share purchase warrants are considered a derivative financial instrument given that their exercise price is in Canadian dollars (C$) while the functional currency of the Company is the US dollar. Accordingly, the outstanding warrants are remeasured to fair value at each reporting date with change in the fair value charged to finance expense (note 7(c)).

						Warrants Outstanding at December 31,
Issuance	Expiry Date	TSX Ticker	Exercise Price	Warrants Issued	Common Shares Upon Exercise	2017	2016
Bought deal July 20, 2017 (1)	July 20, 2018	ALO.WT.A	C$8.00 $6.36	4,031,000	4,031,000	4,031,000	-
Bought deal November 30, 2016 (2)	May 30, 2018	ALO.WT	C$0.70 $0.52	18,200,000	1,820,000	18,200,000	18,200,000
Private placement October 19, 2015 (3)	October 19, 2017	-	C$3.50 $2.70	1,000,000	1,000,000	-	1,000,000
				23,231,000	6,851,000	22,231,000	19,200,000

(1)

On July 20, 2017, the Company closed a bought deal financing and issued 4,031,000 warrants. The warrant liability was initially valued at $801, determined by the TSX opening price of C$0.25 ($0.20). For the year ended December 31, 2017, offering expense related to the warrants was $57 (note 7(c)).

(2)	For the year ended December 31, 2016, offering expense related to the warrants was $65 (note 7(c)).
(3)

On October 18, 2017, the private placement warrants were exercised for cash proceeds of C$3,500 ($2,803) and the Company issued 1,000,000 common shares. The private placement warrant liability was reclassed to common shares at a value of C$1,670 ($1,338).

The share purchase warrants were revalued to the following:

Years ended December 31,
	2017	2016
Bought deal July 20, 2017 (1)	$305	$-
Bought deal November 30, 2016 (2)	290	1,220
Private placement October 19, 2015	-	1,251
	$595	$2,471

(1)	Valuation based on the TSX closing price of C$0.10 ($0.08).
(2)	Valuation based on the TSX closing price of C$0.02 ($0.02) (December 31, 2016 - C$0.09 ($0.07)).

During the year ended December 31, 2017, the Company recognized the following (gain) loss on revaluation of the share purchase warrant liabilities (note 7(c)):

Years ended December 31,
	2017	2016
Bought deal July 20, 2017	$(495)	$-
Bought deal November 30, 2016	(930)	339
Private placement October 19, 2015 (1)	87	969
	$(1,338)	$1,308

(1)	Valuation based on the following weighted average assumptions for the Black-Scholes option pricing on the exercise date and December 31, 2016:

	October 18,	December 31,
	2017	2016
Risk-free interest rate	1.6%	0.7%
Expected life of options	-	0.8 years
Annualized volatility	62.0%	97.2%
Dividend rate	0.0%	0.0%